Derivative Financial Instruments - Offsetting Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012
Offsetting Assets and Liabilities [Line Items]
Derivatives, Asset Fair Value	$ 2,074.6		$ 2,350.2
Derivatives, Liability Fair Value	1,640.1		1,728.2
Counterparty netting, Assets	(1,088.4)	[1]	(1,126.9)	[1]
Counterparty netting, Liabilities	(1,088.4)	[1]	(1,126.9)	[1]
Cash collateral netting, Assets	(579.9)	[2]	(943.4)	[2]
Cash collateral netting, Liabilities	(62.3)	[2]	(85.7)	[2]
Securities collateral netting, Assets	(163.2)	[2]	(68.6)	[2]
Securities collateral netting, Liabilities	(383.8)	[2]	(395.6)	[2]
Net receivables/payables, Assets	243.1		211.3
Net receivables/payables, Liabilities	105.6		120.0
Credit contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	3,086.0		3,106.0
Derivatives, Asset Fair Value	45.1		63.3
Derivatives, Liability Fair Value	31.0		52.7
Equity contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	3,927.1		3,967.0
Derivatives, Asset Fair Value	124.8		79.1
Derivatives, Liability Fair Value	23.0		19.1
Foreign exchange contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	1,811.9		1,985.8
Derivatives, Asset Fair Value	16.1		11.3
Derivatives, Liability Fair Value	84.8		95.0
Interest rate contracts
Offsetting Assets and Liabilities [Line Items]
Derivative, Notional Amount	72,899.7		71,010.3
Derivatives, Asset Fair Value	1,888.6		2,196.5
Derivatives, Liability Fair Value	$ 1,501.3		$ 1,561.4

[1]	Represents the netting of receivable balances with payable balances for the same counterparty under enforceable netting agreements.
[2]	Represents the netting of collateral received and posted on a counterparty basis under credit support agreements.